Segmented Information	6 Months Ended
Jun. 30, 2026
Segmented Information

18. Segmented Information

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company’s Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance at the mine operating income or loss level, as well as on the basis of total comprehensive income. Effective December 31, 2025, it was determined that the Company has two reportable operating segments, located in Mexico (Avino and La Preciosa). The Company also has a Corporate segment located in Canada. Revenues, cost of sales, operating expenses, other items and income taxes are attributed to the operation in which they arise. Segment results are presented net of intersegment transactions where services are performed on behalf of other segments within the Company. There are no amounts unallocated to reportable segments. Previously, the Company only had one reportable segment. Following this change in the composition of reportable segments, the Company has restated the corresponding segment information for the three and six months ended June 30, 2025.

The following tables represent the statement of operations and other comprehensive income by segment:

For the three months ended June 30, 2026 and 2025		Revenue	Cost of sales (production costs)	Cost of sales (depreciation)	Mine operating income	Total comprehensive income
MEXICO
Avino	2026	$23,056	$9,971	$1,213	$11,872	$8,803
	2025	21,805	10,695	886	10,224	9,177
La Preciosa	2026	3,731	2,415	217	1,099	1,034
	2025	-	-	-	-	-
CANADA
Corporate	2026	-	-	-	-	(1,296)
	2025	-	-	-	-	(4,894)
Consolidated	2026	$26,787	$12,386	$1,430	$12,971	$8,541
	2025	$21,805	$10,695	$886	$10,224	$4,283

For the six months ended June 30, 2026 and 2025		Revenue	Cost of sales (production costs)	Cost of sales (depreciation)	Mine operating income	Total comprehensive income
MEXICO
Avino	2026	$58,036	$21,178	$4,396	$32,462	$20,757
	2025	40,641	18,135	1,720	20,786	16,497
La Preciosa	2026	8,184	3,927	329	3,927	3,523
	2025	-	-	-	-	-
CANADA
Corporate	2026	-	-	-	-	(2,268)
	2025	-	-	-	-	(6,502)
Consolidated	2026	$66,220	$24,932	$2,667	$36,389	$22,012
	2025	$40,641	$18,135	$1,720	$20,786	$9,995

The following table represents information from the consolidated statement of financial position by segment:

As at June 30, 2026 and December 31, 2025		PP&E assets (incl. mineral properties)	E&E assets	Total mining assets	Total assets	Total liabilities
MEXICO
Avino	2026	$60,333	$15,752	$76,085	$119,188	$21,344
	2025	59,892	15,699	75,591	116,941	28,390
La Preciosa	2026	71,351	-	71,351	83,170	9,490
	2025	65,154	-	65,154	73,626	6,389
CANADA
Corporate	2026	261	-	261	120,166	9,120
	2025	319	-	319	88,465	10,022
Consolidated	2026	$131,945	$15,752	$147,697	$322,524	$39,954
	2025	$125,365	$15,699	$141,064	$279,032	$44,801

On the consolidated statements of operations and other comprehensive income for the three months ended June 30, 2026 and 2025, the Company had revenue from the following product mixes, all deriving from its Mexico operations:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Silver	$14,617	$9,048	$38,725	$15,948
Copper	2,512	7,275	11,904	14,335
Gold	9,866	6,741	16,634	13,117
Penalties, treatment costs and refining charges	(208)	(1,259)	(1,043)	(2,759)
Total revenue from mining operations	$26,787	$21,805	$66,220	$40,641

For the three and six months ended June 30, 2026 and 2025, the Company had the following customers that accounted for total revenues as follows:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Customer #1	$25,788	$19,791	$64,402	$37,484
Customer #2	999	2,014	1,818	3,157
Other customers	-	-	-	-
Total revenue from mining operations	$26,787	$21,805	$66,220	$40,641